Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE			$ 9,430,508
COST OF REVENUE			(2,629,781)
GROSS PROFIT			6,800,727
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES		(9,899,408)	(4,426,383)
PROVISION FOR DOUBTFUL ACCOUNTS		(1,880,986)
RESEARCH AND DEVELOPMENT EXPENSES		(121,580)	(192,720)
STOCK COMPENSATION EXPENSE		(273,118)	(3,418,148)
LOSS FROM OPERATIONS		(12,175,092)	(1,236,524)
OTHER INCOME (EXPENSE), NET
Other income, net			700,000
Finance expense		(2,120)	(3,793)
TOTAL OTHER INCOME (EXPENSE), NET		(2,120)	696,207
LOSS BEFORE PROVISION FOR INCOME TAXES		(12,177,212)	(540,317)
PROVISION FOR INCOME TAXES
NET LOSS		$ (12,177,212)	$ (540,317)
Weighted average number of shares:
Basic and diluted (in Shares)	[1]	150,146	3,262,496
Loss per share:
Basic and diluted (in Dollars per share)	[1]	$ (81.1)	$ (0.17)

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022.